Allowance for Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The analyses by loan segment of the changes in the allowance for loan losses for the three months ended March 31, 2019 and 2018, and its allocation by impairment methodology and the related investment in loans, net as of March 31, 2019 and 2018 are summarized in the following tables:

	Three Months Ended March 31, 2019
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$22,778	$30,018	$445	$8,521	$61,762
(Reversal of) provision for loan losses	(322)	(31)	(339)	692	—
Loans charged-off
Domestic	—	(992)	—	(196)	(1,188)
International	—	(18)	—	(406)	(424)
Recoveries	—	123	—	49	172
Balances at end of the period	$22,456	$29,100	$106	$8,660	$60,322

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$1,593	$—	$1,202	$2,795
Collectively evaluated	22,456	27,507	106	7,458	57,527
	$22,456	$29,100	$106	$8,660	$60,322
Investment in loans, net of unearned income
Individually evaluated	$711	$12,325	$—	$3,392	$16,428
Collectively evaluated	3,016,569	2,137,165	27,985	536,291	5,718,010
	$3,017,280	$2,149,490	$27,985	$539,683	$5,734,438

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$31,290	$32,687	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(821)	535	(691)	977	—
Loans charged-off
Domestic	—	(382)	—	(19)	(401)
International	—	—	—	(400)	(400)
Recoveries	34	832	—	53	919
Balances at end of the period	$30,503	$33,672	$3,671	$4,272	$72,118

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,226	$—	$—	$2,226
Collectively evaluated	30,503	31,446	3,671	4,272	69,892
	$30,503	$33,672	$3,671	$4,272	$72,118
Investment in loans, net of unearned income
Individually evaluated	$11,238	$15,055	$—	$342	$26,635
Collectively evaluated	2,803,394	2,139,788	416,292	564,341	5,923,815
	$2,814,632	$2,154,843	$416,292	$564,683	$5,950,450
The following is a summary of the recorded investment amount of loan sales by portfolio segment:

Three Months Ended March 31, (in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and others	Total
2019	$23,475	$126,838	$—	$1,864	$152,177
2018	$2,958	$10,000	$—	$—	$12,958

The following is a summary of impaired loans as of March 31, 2019 and December 31, 2018

	March 31, 2019
	Recorded Investment
(in thousands)	With a Valuation Allowance	Without a Valuation Allowance	Total	Year Average (1)	Total Unpaid Principal Balance	Valuation Allowance
Real estate loans
Commercial real estate
Nonowner occupied	$—	$—	$—	$5,188	$—	$—
Multi-family residential	—	711	711	719	716	—
Land development and construction loans	—	—	—	—	—	—
	—	711	711	5,907	716	—
Single-family residential	3,411	289	3,700	4,182	3,802	1,346
Owner occupied	363	4,352	4,715	5,187	4,715	159
	3,774	5,352	9,126	15,276	9,233	1,505
Commercial loans	7,169	120	7,289	7,178	8,427	1,289
Consumer loans and overdrafts	2	11	13	17	11	1
	$10,945	$5,483	$16,428	$22,471	$17,671	$2,795

	December 31, 2018
	Recorded Investment
(in thousands)	With a Valuation Allowance	Without a Valuation Allowance	Total	Year Average (1)	Total Unpaid Principal Balance	Valuation Allowance
Real estate loans
Commercial real estate
Nonowner occupied	$—	$—	$—	$7,935	$—	$—
Multi-family residential	—	717	717	724	722	—
Land development and construction loans	—	—	—	—	—	—
	—	717	717	8,659	722	—
Single-family residential	3,086	306	3,392	4,046	3,427	1,235
Owner occupied	169	4,427	4,596	5,524	4,601	75
	3,255	5,450	8,705	18,229	8,750	1,310
Commercial loans	4,585	148	4,733	7,464	6,009	1,059
Consumer loans and overdrafts	9	11	20	15	17	4
	$7,849	$5,609	$13,458	$25,708	$14,776	$2,373
_______________

(1)	Average using trailing four quarter balances.

During the three months ended March 31, 2019 and 2018, the Company recognized interest income of $18 thousand and $25 thousand, respectively, on impaired loans.
There were no new troubled debt restructurings (“TDRs”) during the three months ended March 31, 2019. Consequently, during the three months ended March 31, 2019, the Company did not incur any charge-offs against the allowance for loan losses as a result of TDR loans. Since March 31, 2018, no TDRs subsequently defaulted under the modified terms of the loan agreement.
Credit Risk Quality
The Company’s investment in loans by credit quality indicators as of March 31, 2019 and December 31, 2018 are summarized in the following tables:

	March 31, 2019
	Credit Risk Rating
	Nonclassified		Classified
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Real estate loans
Commercial real estate
Nonowner occupied	$1,844,618	$8,285	$—	$—	$—	$1,852,903
Multi-family residential	877,574		665	—	—	878,239
Land development and construction loans	291,416	—	—	—	—	291,416
	3,013,608	8,285	665	—	—	3,022,558
Single-family residential	528,792	—	6,514	—	—	535,306
Owner occupied	780,457	12,767	8,632	—	—	801,856
	4,322,857	21,052	15,811	—	—	4,359,720
Commercial loans	1,225,901	3,992	9,073	559	—	1,239,525
Loans to financial institutions and acceptances	27,985	—	—	—	—	27,985
Consumer loans and overdrafts	101,264	—	5,944	—	—	107,208
	$5,678,007	$25,044	$30,828	$559	$—	$5,734,438

	December 31, 2018
	Credit Risk Rating
	Nonclassified		Classified
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Real estate loans
Commercial real estate
Nonowner occupied	$1,802,573	$6,561	$222	$—	$—	$1,809,356
Multi-family residential	909,439	—	—	—	—	909,439
Land development and construction loans	326,644	—	—	—	—	326,644
	3,038,656	6,561	222	—	—	3,045,439
Single-family residential	526,373	—	7,108	—	—	533,481
Owner occupied	758,552	9,019	9,451	—	—	777,022
	4,323,581	15,580	16,781	—	—	4,355,942
Commercial loans	1,369,434	3,943	6,462	589	—	1,380,428
Loans to financial institutions and acceptances	68,965	—	—	—	—	68,965
Consumer loans and overdrafts	108,778	—	6,062	—	—	114,840
	$5,870,758	$19,523	$29,305	$589	$—	$5,920,175

Allowance for Loan Losses
The analyses by loan segment of the changes in the allowance for loan losses for the years ended December 31, 2018, 2017 and 2016 and its allocation by impairment methodology and the related investment in loans, net as of December 31, 2018, 2017 and 2016 are summarized in the following tables:

	December 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the year	$31,290	$32,687	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(2,885)	1,099	(3,917)	6,078	375
Loans charged-off
Domestic	(5,839)	(3,662)	—	(194)	(9,695)
International	—	(1,473)	—	(1,392)	(2,865)
Recoveries	212	1,367	—	368	1,947
Balances at end of the year	$22,778	$30,018	$445	$8,521	$61,762

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$1,282	$—	$1,091	$2,373
Collectively evaluated	22,778	28,736	445	7,430	59,389
	$22,778	$30,018	$445	$8,521	$61,762
Investment in loans, net of unearned income
Individually evaluated	$717	$9,652	$—	$3,089	$13,458
Collectively evaluated	3,037,604	2,254,607	69,003	545,503	5,906,717
	$3,038,321	$2,264,259	$69,003	$548,592	$5,920,175

	December 31, 2017
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the year	$30,713	$40,897	$5,304	$4,837	$81,751
Reversal of provision for loan losses	(221)	(1,027)	(942)	(1,300)	(3,490)
Loans charged-off
Domestic	(97)	(1,979)	—	(424)	(2,500)
International	—	(6,166)	—	(757)	(6,923)
Recoveries	895	962	—	1,305	3,162
Balances at end of the year	$31,290	$32,687	$4,362	$3,661	$72,000
Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,866	$—	$—	$2,866
Collectively evaluated	31,290	29,821	4,362	3,661	69,134
	$31,290	$32,687	$4,362	$3,661	$72,000
Investment in loans, net of unearned income
Individually evaluated	$1,318	$20,907	$—	$374	$22,599
Collectively evaluated	2,912,786	2,073,351	497,626	559,863	6,043,626
	$2,914,104	$2,094,258	$497,626	$560,237	$6,066,225

	December 31, 2016
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the year	$18,331	$44,734	$9,226	$4,752	$77,043
Provision for (reversal of) loan losses	8,570	16,153	(3,922)	1,309	22,110
Loans charged-off
Domestic	(94)	(1,496)	—	(224)	(1,814)
International	—	(19,610)	—	(1,186)	(20,796)
Recoveries	3,906	1,116	—	186	5,208
Balances at end of the year	$30,713	$40,897	$5,304	$4,837	$81,751
Allowance for loan losses by impairment methodology
Individually evaluated	$—	$6,596	$—	$—	$6,596
Collectively evaluated	30,713	34,301	5,304	4,837	75,155
	$30,713	$40,897	$5,304	$4,837	$81,751
Investment in loans, net of unearned income
Individually evaluated	$13,792	$51,332	$—	$4,205	$69,329
Collectively evaluated	2,364,161	2,398,552	416,336	516,383	5,695,432
	$2,377,953	$2,449,884	$416,336	$520,588	$5,764,761

The following is a summary of the recorded investment amount of loan sales by portfolio segment in the years ended December 2018, 2017 and 2016:

(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and others	Total
2018	$20,248	$138,244	$—	$14,981	$173,473
2017	$15,040	$35,260	$40,177	$—	$90,477
2016	$9,151	$72,597	$23,500	$—	$105,248

The following is a summary of impaired loans as of December 31, 2018 and 2017:

	December 31, 2018
	Recorded Investment
(in thousands)	With a Valuation Allowance	Without a Valuation Allowance	Total	Year Average	Total Unpaid Principal Balance	Valuation Allowance	Interest Income Recognized
Real estate loans
Commercial real estate
Nonowner occupied	$—	$—	$—	$7,935	$—	$—	—
Multi-family residential	—	717	717	724	722	—	32
Land development and construction loans	—	—	—	—	—	—	—
	—	717	717	8,659	722	—	32
Single-family residential	3,086	306	3,392	4,046	3,427	1,235	108
Owner-occupied	169	4,427	4,596	5,524	4,601	75	14
	3,255	5,450	8,705	18,229	8,750	1,310	154
Commercial loans	4,585	148	4,733	7,464	6,009	1,059	952
Consumer loans and overdrafts	9	11	20	15	17	4	—
	$7,849	$5,609	$13,458	$25,708	$14,776	$2,373	$1,106

	December 31, 2017
	Recorded Investment
(in thousands)	With a Valuation Allowance	Without a Valuation Allowance	Total	Year Average	Total Unpaid Principal Balance	Valuation Allowance	Interest Income Recognized
Real estate loans
Commercial real estate
Nonowner occupied	$—	$327	$327	$225	$327	$—	$—
Multi-family residential	—	1,318	1,318	7,898	1,330	—	54
Land development and construction loans	—	—	—	1,359	—	—	—
	—	1,645	1,645	9,482	1,657	—	54
Single-family residential	—	877	877	3,100	871	—	1,101
Owner-occupied	—	10,918	10,918	13,440	12,323	—	11
	—	13,440	13,440	26,022	14,851	—	1,166
Commercial loans	7,173	1,986	9,159	18,211	14,784	2,866	12
Consumer loans and overdrafts	—	—	—	—	—	—	—
	$7,173	$15,426	$22,599	$44,233	$29,635	$2,866	$1,178

Troubled Debt Restructurings
The following table shows information about loans that were modified and met the definition of TDR during 2018, 2017 and 2016:

	2018		2017		2016
(in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Real estate loans
Commercial real estate
Nonowner occupied (1)	1	$—	—	$—	1	$208
Single-family residential	—	—	2	—	1	49
Owner-occupied	1	1,831	1	—	3	846
	2	1,831	3	—	5	1,103
Commercial loans	2	622	1	1,473	2	11,172
Consumer loans and overdrafts	1	10	—	—	—	—
Total (2) (3)	5	$2,463	4	$1,473	7	$12,275
_________________

(1)
In the fourth quarter of 2018, the Company sold one non-performing loan in the Houston area with a carrying value of $10.2 million, and charged off $5.8 million against the allowance for loan losses. This loan had been modified and met the definition of a TDR during the second quarter of 2018.

(2)	During 2018 and 2017, the Company charged off a total of approximately $6.9 million and $6.0 million, respectively, against the allowance for loan losses as a result of these TDR loans.

(3)
At December 31, 2018, 2017 and 2016, all TDR loans were primarily real estate and commercial loans under modified terms, including interest payment deferments and others, that did not substantially impact the allowance for loan losses since the recorded investment in these impaired loans corresponded to their realizable value, which approximated their fair values, or higher, prior to their designation as TDR.

During 2018, 2017 and 2016, TDR loans that subsequently defaulted within the 12 months of restructuring were as follows:

	2018		2017		2016
(in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Real estate loans
Single-family residential	—	$—	—	$—	6	$3,010
Owner-occupied	1	1,831	1	618	4	2,959
	1	1,831	1	618	10	5,969
Commercial loans	1	589	—	—	—	—
Consumer loans and overdrafts	1	10	—	—	—	—
	3	$2,430	1	$618	10	$5,969

Credit Risk Quality
The sufficiency of the allowance for loan losses is reviewed monthly by the Chief Risk Officer and the Chief Financial Officer. These recommendations are reviewed and approved monthly by the Executive Management Committee. The Board of Directors considers the allowance for loan losses as part of its review of the Company’s consolidated financial statements. As of December 31, 2018 and 2017, the Company believes the allowance for loan losses to be sufficient to absorb losses in the loans portfolio in accordance with U.S. GAAP.
Loans may be classified but not considered impaired due to one of the following reasons: (1) the Company has established minimum dollar amount thresholds for loan impairment testing, which results in loans under those thresholds being excluded from impairment testing and therefore not included in impaired loans; (2) classified loans may be considered nonimpaired because collection of all amounts due is probable.
As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related primarily to (i) the risk rating of loans, (ii) the loan payment status, (iii) net charge-offs, (iv) nonperforming loans and (v) the general economic conditions in the main geographies where the Company’s borrowers conduct their businesses. The Company considers the views of its regulators as to loan classification and impairment.
The Company utilizes a credit risk rating system to identify the risk characteristics of each of its loans, or group of homogeneous loans such as consumer loans. Loans are rated on a quarterly basis (or more frequently when the circumstances require it) on a scale from 1 (worst credit quality) to 10 (best credit quality). Loans are then grouped in five master risk categories for purposes of monitoring rising levels of potential loss risks and to enable the activation of collection or recovery processes as defined in the Company’s Credit Risk Policy. The following is a summary of the master risk categories and their associated loan risk ratings, as well as a description of the general characteristics of the master risk category:

Loan Risk Rating
Master risk category
Nonclassified	4 to 10
Classified	1 to 3
Substandard	3
Doubtful	2
Loss	1

Nonclassified
This category includes loans considered as Pass and Special Mention. A loan classified as pass is considered of sufficient quality to preclude a lower adverse rating. These loans are generally well protected by the current net worth and paying capacity of the borrower or by the value of any collateral received. Special Mention loans are defined as having potential weaknesses that deserve management’s close attention which, if left uncorrected, could potentially result in further credit deterioration. Special Mention loans may include loans originated with certain credit weaknesses or that developed those weaknesses since their origination.
Classified
This classification indicates the presence of credit weaknesses which could make loan repayment unlikely, such as partial or total late payments and other contractual defaults.

Substandard
A loan classified substandard is inadequately protected by the sound worth and paying capacity of the borrower or the collateral pledged. They are characterized by the distinct possibility that the Company will sustain some loss if the credit weaknesses are not corrected. Loss potential, while existing in the aggregate amount of substandard loans, does not have to exist in individual assets.
Doubtful
These loans have all the weaknesses inherent in a loan classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. These are poor quality loans in which neither the collateral, if any, nor the financial condition of the borrower presently ensure collection in full in a reasonable period of time. As a result, the possibility of loss is extremely high.
Loss
Loans classified as loss are considered uncollectible and of such little value that the continuance as bankable assets is not warranted. This classification does not mean that the assets have absolutely no recovery or salvage value, but not to the point where a write-off should be deferred even though partial recoveries may occur in the future. This classification is based upon current facts, not probabilities. As a result, loans in this category should be promptly charged off in the period in which they surface as uncollectible.

Loans by Credit Quality Indicators
The Company’s loans by credit quality indicators as of December 31, 2018 and 2017 are summarized in the following tables:

	December 31, 2018
	Credit Risk Rating
	Nonclassified		Classified
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Real estate loans
Commercial real estate
Nonowner occupied	$1,802,573	$6,561	$222	$—	$—	$1,809,356
Multi-family residential	909,439	—	—	—	—	909,439
Land development and construction loans	326,644	—	—	—	—	326,644
	3,038,656	6,561	222	—	—	3,045,439
Single-family residential	526,373	—	7,108	—	—	533,481
Owner-occupied	758,552	9,019	9,451	—	—	777,022
	4,323,581	15,580	16,781	—	—	4,355,942
Commercial loans	1,369,434	3,943	6,462	589	—	1,380,428
Loans to financial institutions and acceptances	68,965	—	—	—	—	68,965
Consumer loans and overdrafts	108,778	—	6,062	—	—	114,840
	$5,870,758	$19,523	$29,305	$589	$—	$5,920,175

	December 31, 2017
	Credit Risk Rating
	Nonclassified		Classified
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Real estate loans
Commercial real estate
Nonowner occupied	$1,711,595	$1,020	$489	$—	$—	$1,713,104
Multi-family residential	839,709	—	—	—	—	839,709
Land development and construction loans	406,940	—	—	—	—	406,940
	2,958,244	1,020	489	—	—	2,959,753
Single-family residential	506,885	—	5,869	—	—	512,754
Owner-occupied	592,468	4,051	13,867	—	—	610,386
	4,057,597	5,071	20,225	—	—	4,082,893
Commercial loans	1,334,543	6,100	14,112	—	—	1,354,755
Loans to financial institutions and acceptances	497,626	—	—	—	—	497,626
Consumer loans and overdrafts	126,838	—	4,113	—	—	130,951
	$6,016,604	$11,171	$38,450	$—	$—	$6,066,225

Credit Risk Quality Indicators - Consumer Loan Classes
The credit risk quality of the Company’s residential real estate and consumer loan portfolios is evaluated by considering the repayment performance of individual borrowers, and then classified on an aggregate or pool basis. Loan secured by real estate in these classes which have been past due 90 days or more, and 120 days (non-real estate secured) or 180 days or more, are classified as Substandard and Loss, respectively. When the Company has documented that past due loans in these classes are well-secured and in the process of collection, then the loans may not be classified. These indicators are updated at least quarterly.

Single-family residential loans:

	December 31,
(in thousands, except percentages)	2018		2017		2016
	Loan Balance	%	Loan Balance	%	Loan Balance	%
Accrual Loans
Current	$518,106	97.12%	$499,307	97.38%	$455,410	96.80%
30-59 Days Past Due	7,634	1.43%	6,025	1.17%	4,675	0.99%
60-89 Days Past Due	633	0.12%	2,193	0.43%	1,395	0.30%
90+ Days Past Due	419	0.08%	225	0.04%	116	0.02%
	8,686	1.63%	8,443	1.64%	6,186	1.31%
Total Accrual Loans	$526,792	98.75%	$507,750	99.02%	$461,596	98.11%
Non-Accrual Loans
Current	$1,624	0.30%	$2,086	0.41%	$2,290	0.49%
30-59 Days Past Due	276	0.05%	584	0.11%	—	—%
60-89 Days Past Due	1,703	0.32%	557	0.11%	38	0.01%
90+ Days Past Due	3,086	0.58%	1,777	0.35%	6,565	1.39%
	5,065	0.95%	2,918	0.57%	6,603	1.40%
Total Non-Accrual Loans	6,689	1.25%	5,004	0.98%	8,893	1.89%
	$533,481	100.00%	$512,754	100.00%	$470,489	100.00%
Consumer loans and overdrafts:

	December 31,
(in thousands, except percentages)	2018		2017		2016
	Loan Balance	%	Loan Balance	%	Loan Balance	%
Accrual Loans
Current	$113,211	98.58%	$130,830	99.91%	$120,463	98.40%
30-59 Days Past Due	466	0.41%	48	0.04%	1,076	0.88%
60-89 Days Past Due	243	0.21%	18	0.01%	443	0.36%
90+ Days Past Due	885	0.77%	—	—%	370	0.30%
	1,594	1.39%	66	0.05%	1,889	1.54%
Total Accrual Loans	$114,805	99.97%	$130,896	99.96%	$122,352	99.94%
Non-Accrual Loans
Current	$16	0.01%	$16	0.01%	$43	0.03%
30-59 Days Past Due	8	0.01%	9	0.01%	22	0.02%
60-89 Days Past Due	—	—%	11	0.01%	—	—%
90+ Days Past Due	11	0.01%	19	0.01%	9	0.01%
	19	0.02%	39	0.03%	31	0.03%
Total Non-Accrual Loans	35	0.03%	55	0.04%	74	0.06%
	$114,840	100.00%	$130,951	100.00%	$122,426	100.00%